UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

JPMorgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Growth Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited)

(Amount in thousands)

Shares	Security Description	Value
	Long-Term Investments — 97.2%
	Common Stocks — 97.2%
	Aerospace & Defense — 1.6%
8	Precision Castparts Corp.	$490
11	United Technologies Corp.	638
		1,128
	Air Freight & Logistics — 0.7%
4	FedEx Corp.	474
	Airlines — 0.8%
18	Skywest, Inc.	533
	Biotechnology — 4.6%
18	Celgene Corp. (a)	796
7	Genentech, Inc. (a)	575
13	Gilead Sciences, Inc. (a)	824
22	Nektar Therapeutics (a)	438
15	PDL BioPharma, Inc. (a)	507
		3,140
	Capital Markets — 3.4%
8	Affiliated Managers Group, Inc. (a)	848
10	Investment Technology Group, Inc. (a)	498
4	Legg Mason, Inc.	476
7	T. Rowe Price Group, Inc.	520
		2,342
	Commercial Banks — 2.3%
12	Wells Fargo & Co.	792
10	Zions Bancorp	819
		1,611
	Commercial Services & Supplies — 3.5%
9	HNI Corp.	540
41	West Corp. (a)	1,851
		2,391
	Communications Equipment — 4.5%
17	Adtran, Inc.	448
61	Cisco Systems, Inc. (a)	1,324
31	Corning, Inc. (a)	821
10	Qualcomm, Inc.	511
		3,104
	Computers & Peripherals — 5.9%
9	Apple Computer, Inc. (a)	555
59	EMC Corp. (a)	805
18	NCR Corp. (a)	742
48	Seagate Technology (Cayman Islands) (a)	1,266
139	Sun Microsystems, Inc. (a)	712
		4,080
	Consumer Finance — 1.3%
29	AmeriCredit Corp. (a)	896
	Diversified Financial Services — 2.1%
21	Lazard Ltd., Class A (Bermuda)	949
24	TD Ameritrade Holding Corp. (a)	505
		1,454
	Electrical Equipment — 2.1%
30	General Cable Corp. (a)	905
12	Roper Industries, Inc.	564
		1,469
	Electronic Equipment & Instruments — 4.3%
25	Amphenol Corp., Class A	1,320
24	Jabil Circuit, Inc. (a)	1,026
27	Lo Jack Corp. (a)	650
		2,996
	Energy Equipment & Services — 3.4%
12	ENSCO International, Inc.	628
7	Halliburton Co.	475
12	Hornbeck Offshore Services, Inc. (a)	436
7	National Oilwell Varco, Inc. (a)	417
5	Noble Corp. (Cayman Islands)	393
		2,349
	Food & Staples Retailing — 2.1%
28	CVS Corp.	850
13	Wal-Mart Stores, Inc.	633
		1,483
	Health Care Equipment & Supplies — 2.8%
21	Baxter International, Inc.	825
15	DJ Orthopedics, Inc. (a)	594
11	Mentor Corp.	503
		1,922
	Health Care Providers & Services — 6.2%
13	Aetna, Inc.	614
18	Caremark Rx, Inc. (a)	871
18	DaVita, Inc. (a)	1,085
10	McKesson Corp.	513
25	Per-Se Technologies, Inc. (a)	659
10	UnitedHealth Group, Inc.	556
		4,298
	Hotels, Restaurants & Leisure — 3.4%
7	Harrah’s Entertainment, Inc.	517
7	Panera Bread Co., Class A (a)	511
22	Scientific Games Corp., Class A (a)	777
7	Wynn Resorts Ltd. (a)	553

JPMorgan Growth Advantage Fund

Schedule of Portfolio Investments
As of March 31, 2006 (Unaudited) (continued)

(Amount in thousands)

Shares	Security Description	Value
	Hotels, Restaurants & Leisure — Continued
		2,358
	Household Durables — 0.9%
44	Champion Enterprises, Inc. (a)	651
	Industrial Conglomerates — 0.8%
7	3M Co.	560
	Insurance — 3.3%
6	Everest Re Group Ltd. (Bermuda)	569
16	Hanover Insurance Group, Inc. (The)	839
25	HCC Insurance Holdings, Inc.	865
		2,273
	Internet Software & Services — 1.6%
1	Google, Inc., Class A (a)	507
25	McAfee, Inc. (a)	597
		1,104
	IT Services — 2.1%
30	Alliance Data Systems Corp. (a)	1,415
	Machinery — 0.9%
10	Oshkosh Truck Corp.	619
	Media — 2.1%
5	Getty Images, Inc. (a)	382
11	R.H. Donnelley Corp. (a)	617
11	Rogers Communications, Inc., Class B (Canada)	431
		1,430
	Metals & Mining — 1.3%
21	Century Aluminum Co. (a)	902
	Oil, Gas & Consumable Fuels — 2.1%
6	Consol Energy, Inc.	460
5	Occidental Petroleum Corp.	491
10	Talisman Energy, Inc. (Canada)	521
		1,472
	Pharmaceuticals — 6.1%
12	Adams Respiratory Therapeutics, Inc. (a)	489
8	Barr Pharmaceuticals, Inc. (a)	485
18	Merck & Co., Inc.	638
14	Omnicare, Inc.	789
13	Shire plc ADR (United Kingdom)	618
13	Teva Pharmaceutical Industries Ltd. ADR (Israel)	535
14	Wyeth	682
		4,236
	Road & Rail — 0.9%
12	Norfolk Southern Corp.	654
	Semiconductors & Semiconductor Equipment — 9.5%
13	Broadcom Corp., Class A (a)	545
65	Cirrus Logic, Inc. (a)	548
18	Diodes, Inc. (a)	730
44	Integrated Device Technology, Inc. (a)	655
11	KLA-Tencor Corp.	532
10	Lam Research Corp. (a)	441
9	Marvell Technology Group Ltd. (Bermuda) (a)	495
18	Microchip Technology, Inc.	642
11	Nvidia Corp. (a)	653
11	Sirf Technology Holdings, Inc. (a)	388
15	Texas Instruments, Inc.	476
14	Trident Microsystems, Inc. (a)	417
		6,522
	Software — 4.0%
18	Adobe Systems, Inc. (a)	617
14	Amdocs Ltd. (United Kingdom) (a)	501
48	BEA Systems, Inc. (a)	636
9	Electronic Arts, Inc. (a)	484
10	NAVTEQ Corp. (a)	489
		2,727
	Specialty Retail — 4.5%
13	AnnTaylor Stores Corp. (a)	484
17	Bed Bath & Beyond, Inc. (a)	639
13	Best Buy Co., Inc.	730
12	Chico’s FAS, Inc. (a)	475
13	Children’s Place Retail Stores, Inc. (The) (a)	759
		3,087
	Textiles, Apparel & Luxury Goods — 1.0%
11	Polo Ralph Lauren Corp.	673
	Wireless Telecommunication Services — 1.1%
13	NII Holdings, Inc. (a)	749
	Total Common Stocks (Cost $54,136)	67,102
	Short-Term Investment — 6.1%
	Investment Company — 6.1%
4,226	JPMorgan Prime Money Market Fund (b) (m) (Cost $4,226)	4,226
	Investments of Cash Collateral for Securities Loaned — 10.9%
	Certificates of Cash Deposit — 2.0%
Principal Amount
$300	Credit Suisse First Boston LLC, FRN, 4.90%, 10/17/06	300
300	Royal Bank of Canada, FRN, 4.80%, 11/13/06	300

Shares	Security Description	Value
	Certificates of Cash Deposit — Continued
400	Deutsche Bank AG, FRN, 4.97%, 01/22/08	400
375	Societe Generale, FRN, 4.77%, 06/20/07	375
	Commercial Paper — 0.5%
300	Morgan Stanley & Co., Inc., FRN, 4.96%, 04/17/06	300
	Corporate Notes — 3.8%
300	Alliance and Leister plc, FRN, 4.68%, 04/30/07	300
400	American Express Credit Corp., FRN, 4.72%, 06/12/07	400
300	Bank of America, N.A., FRN, 4.81%, 11/07/06	300
400	Beta Finance, Inc., FRN, 4.94%, 03/15/07	400
300	CDC Financial Products, Inc., FRN, 4.98%, 05/01/06	300
300	Citigroup Global Markets, Inc., FRN, 4.95%, 04/07/06	300
250	Links Finance LLC, FRN, 4.92%, 10/06/06	250
350	Sigma Finance, Inc., FRN, 4.87%, 10/24/07	350
		2,600
	Repurchase Agreements — 4.6%
196	Bank of America Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $196, collateralized by U.S. Government Agency Mortgages.	196
750	Barclays Capital, Inc., 4.91%, dated 03/31/06, due 04/03/06, repurchase price $750, collateralized by U.S. Government Agency Mortgages.	750
750	Lehman Brothers, Inc., 4.89%, dated 03/31/06, due 04/03/06, repurchase price $750, collateralized by U.S. Government Agency Mortgages.	750
750	Morgan Stanley & Co., Inc., 4.90%, dated 03/31/03, due 04/03/06, repurchase price $750, collateralized by U.S. Government Agency Mortgages.	750
750	UBS Securities LLC, 4.89%, dated 03/31/06, due 04/03/06, repurchase price $750, collateralized by U.S. Government Agency Mortgages.	750
		3,196
	Total Investments of Cash Collateral for Securities Loaned (Cost $7,471)	7,471
	Total Investments — 114.2% (Cost $65,833)	78,799
	Liabilities in Excess of Other Assets — (14.2)%	(9,776)
	Net Assets — 100.0%	$69,023

Percentages indicated are based on net assets.

Abbreviations:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)
All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2006.

As of March 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,461
Aggregate gross unrealized depreciation	(495)
Net unrealized appreciation/depreciation	$12,966
Federal income tax cost of investments	$65,833

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Mutual Fund Investment Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 26, 2006

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 26, 2006